Inventories - Additional Information (Details) - CNY (¥) ¥ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
AbbVie
Group recognized revenue	¥ 28,102	¥ 0	¥ 47,911